Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—88.4%
Agency—88.4%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%) 4.636%, 5/1/34(1)	$6,178	$6,248
Pool #848736 (12 month LIBOR + 1.750%) 4.516%, 5/1/35(1)	9,649	9,755
Pool #848747 (12 month LIBOR + 1.864%) 4.604%, 7/1/36(1)	5,367	5,439
Pool #1Q1195 (12 month LIBOR + 1.621%) 4.506%, 5/1/37(1)	3,885	3,904
Pool #848796 (12 month LIBOR + 1.815%) 4.750%, 5/1/37(1)	9,740	9,877
Pool #1Q1420 (12 month LIBOR + 1.842%) 4.566%, 9/1/39(1)	4,611	4,656
Pool #2B3257 (12 month LIBOR + 1.630%) 3.143%, 10/1/44(1)	3,552	3,668
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF06, A (1 month LIBOR + 0.330%) 1.845%, 11/25/21(1)	976	957
KS05, A (1 month LIBOR + 0.500%) 2.015%, 1/25/23(1)	5,735	5,662
KF15, A (1 month LIBOR + 0.670%) 2.185%, 2/25/23(1)	2,249	2,239
KF22, A (1 month LIBOR + 0.500%) 2.015%, 7/25/23(1)	2,759	2,748
KF29, A (1 month LIBOR + 0.360%) 1.875%, 2/25/24(1)	15,313	15,219
KF31, A (1 month LIBOR + 0.370%) 1.885%, 4/25/24(1)	5,273	5,243
KI05, A (1 month LIBOR + 0.340%) 1.287%, 7/25/24(1)	11,565	11,556
KJ27, A1 2.092%, 7/25/24	3,931	4,053
W5FL, AFL (1 month LIBOR + 0.220%) 1.735%, 5/25/25(1)	1,081	1,068
KL3W, AFLW (1 month LIBOR + 0.450%) 1.965%, 8/25/25(1)	21,805	21,643
KF74, AS (SOFRRATE + 0.530%) 2.077%, 1/25/27(1)	7,575	7,614
X3FL, AFL (1 month LIBOR + 0.240%) 1.755%, 3/25/27(1)	976	953
4203, PF (1 month LIBOR + 0.250%) 0.955%, 9/15/42(1)	12,281	12,218
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%) 1.055%, 4/15/34(1)	5,038	5,017
2796, F (1 month LIBOR + 0.500%) 1.205%, 5/15/34(1)	3,121	3,104
4057, CF (1 month LIBOR + 0.450%) 1.155%, 4/15/39(1)	3,549	3,547
4048, GF (1 month LIBOR + 0.350%) 1.055%, 10/15/40(1)	8,186	8,157
3820, FA (1 month LIBOR + 0.350%) 1.055%, 3/15/41(1)	12,091	11,966
3990, GF (1 month LIBOR + 0.400%) 1.105%, 3/15/41(1)	5,506	5,497
Federal National Mortgage Association
2013-M13, APT 2.447%, 9/25/20(1)	959	958
Pool #AE0918 3.760%, 10/1/20(1)	179	179
	Par Value	Value
Agency—continued
Pool #AL4705 2.992%, 11/1/20(1)	$647	$652
2012-M13, A2 2.377%, 5/25/22	1,896	1,929
2016-M3, ASQ2 2.263%, 2/25/23	894	905
Pool #BM6007 2.496%, 5/1/23(1)	400	413
2013-M10, AFL (1 month LIBOR + 0.300%) 1.927%, 6/25/23(1)	3,863	3,806
Pool #109518 (1 month LIBOR + 0.320%) 1.835%, 9/1/23(1)	17,020	17,034
Pool #109523 (1 month LIBOR + 0.320%) 1.835%, 9/1/23(1)	21,760	21,778
Pool #AN1582 (1 month LIBOR + 0.440%) 1.955%, 9/1/23(1)	14,373	14,404
2016-M9, FA (1 month LIBOR + 0.590%) 2.248%, 9/25/23(1)	8,859	8,807
Pool #BL0422 (1 month LIBOR + 0.370%) 1.885%, 11/1/23(1)	21,000	21,031
2016-M13, FA (1 month LIBOR + 0.670%) 2.324%, 11/25/23(1)	3,946	3,919
Pool #AN4300 (1 month LIBOR + 0.560%) 2.075%, 1/1/24(1)	13,908	13,893
Pool #AN4364 (1 month LIBOR + 0.590%) 2.105%, 1/1/24(1)	2,928	2,932
2017-M2, FA (1 month LIBOR + 0.530%) 2.184%, 2/25/24(1)	4,797	4,760
2017-M11, FA (1 month LIBOR + 0.470%) 2.124%, 9/25/24(1)	3,614	3,588
2017-M13, FA (1 month LIBOR + 0.400%) 2.054%, 10/25/24(1)	5,446	5,396
2015-M14, FA (1 month LIBOR + 0.620%) 2.247%, 10/25/25(1)	6,009	5,962
Pool #BL4613 (1 month LIBOR + 0.660%) 2.175%, 9/1/26(1)	8,700	8,668
Pool #AN3661 (1 month LIBOR + 0.580%) 2.095%, 11/1/26(1)	2,918	2,929
Pool #BL5697 (1 month LIBOR + 0.650%) 2.165%, 2/1/30(1)	6,300	6,298
Pool #AD0064 (6 month LIBOR + 1.547%) 3.585%, 1/1/35(1)	2,446	2,479
Pool #AL2202 (12 month LIBOR + 1.711%) 4.174%, 6/1/36(1)	2,884	2,914
Pool #AL0960 (12 month LIBOR + 1.688%) 4.097%, 7/1/37(1)	5,360	5,404
Pool #AL0270 (12 month LIBOR + 1.685%) 4.156%, 8/1/38(1)	2,260	2,269
Pool #AL6516 (12 month LIBOR + 1.751%) 3.885%, 4/1/40(1)	3,988	4,059
Pool #AE0544 (12 month LIBOR + 1.740%) 3.826%, 11/1/40(1)	2,863	2,911
Pool #AL7812 (12 month LIBOR + 1.729%) 3.907%, 11/1/40(1)	7,441	7,566
Pool #AL7477 (12 month LIBOR + 1.798%) 4.087%, 12/1/40(1)	3,398	3,466
Pool #AL0323 (12 month LIBOR + 1.815%) 4.670%, 6/1/41(1)	2,995	3,053
Pool #AL8796 (12 month LIBOR + 1.817%) 4.413%, 9/1/41(1)	9,912	10,121
Pool #AL1886 (12 month LIBOR + 1.755%) 3.247%, 6/1/42(1)	1,126	1,151
See Notes to Schedule of Investments

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL8872 (12 month LIBOR + 1.797%) 4.187%, 7/1/42(1)	$13,836	$14,114
Pool #BM4557 (12 month LIBOR + 1.758%) 4.030%, 5/1/45(1)	4,573	4,656
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 2.499%, 7/1/47(1)	7,834	7,975
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 2.993%, 7/1/47(1)	2,190	2,260
Pool #BM1805 (12 month LIBOR + 1.601%) 2.825%, 9/1/47(1)	22,773	23,345
Pool #CA4499 (12 month LIBOR + 1.600%) 2.829%, 9/1/48(1)	9,416	9,667
Pool #BM4556 (12 month LIBOR + 1.599%) 3.274%, 10/1/48(1)	13,201	13,608
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 3.146%, 4/1/49(1)	2,430	2,506
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 2.853%, 5/1/49(1)	1,182	1,208
Federal National Mortgage Association REMIC
2011-62, LF (1 month LIBOR + 0.400%) 1.347%, 1/25/32(1)	9,594	9,503
2013-62, FQ (1 month LIBOR + 0.250%) 1.197%, 9/25/32(1)	6,807	6,747
2018-92, AF (1 month LIBOR + 0.400%) 1.347%, 5/25/33(1)	9,622	9,522
2005-17, FA (1 month LIBOR + 0.300%) 1.247%, 3/25/35(1)	7,555	7,465
2005-74, NA (1 month LIBOR + 0.420%) 1.367%, 5/25/35(1)	12,425	12,356
2005-58, KF (1 month LIBOR + 0.500%) 1.447%, 7/25/35(1)	4,789	4,753
2018-96, FC (1 month LIBOR + 0.450%) 1.397%, 10/25/35(1)	10,386	10,321
2006-31, FP (1 month LIBOR + 0.300%) 1.247%, 5/25/36(1)	5,154	5,092
2006-63, FD (1 month LIBOR + 0.450%) 1.397%, 7/25/36(1)	5,730	5,678
2006-113, NF (1 month LIBOR + 0.350%) 1.297%, 9/25/36(1)	4,986	4,942
2007-106, FN (1 month LIBOR + 0.590%) 1.537%, 11/25/37(1)	5,509	5,469
2011-117, PF (1 month LIBOR + 0.350%) 1.297%, 7/25/39(1)	3,129	3,120
2010-59, FC (1 month LIBOR + 1.000%) 1.947%, 1/25/40(1)	4,866	4,920
2010-137, WB 4.488%, 7/25/40(1)	2,091	2,163
2012-71, FP (1 month LIBOR + 0.350%) 1.297%, 3/25/41(1)	5,715	5,673
2013-34, PF (1 month LIBOR + 0.350%) 1.297%, 8/25/42(1)	7,876	7,867
2013-58, FY (1 month LIBOR + 0.250%) 1.197%, 2/25/43(1)	4,980	4,913
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(1)	3,559	3,582
2016-SB15, A7F 2.190%, 3/25/23(1)	1,179	1,184
	Par Value	Value
Agency—continued
2015-SB6, A5 2.270%, 9/25/35(1)	$6,465	$6,479
2016-SB13, A5H 2.060%, 1/25/36(1)	17,992	17,991
2016-SB18, A5H (1 month LIBOR + 2.110%) 2.110%, 5/25/36(1)	4,329	4,323
2016-SB16, A5H 2.130%, 5/25/36(1)	10,477	10,462
2016-SB23, A5H 1.980%, 9/25/36(1)	1,730	1,729
2016-SB22, A7H 2.190%, 9/25/36(1)	1,147	1,153
2016-SB23, A7H 2.200%, 9/25/36(1)	10,159	10,206
2018-SB50, A5H 3.000%, 4/25/38(1)	1,139	1,167
2015-SB3, A5 (1 month LIBOR + 0.700%) 2.215%, 8/25/42(1)	324	323
2016-SB19, A5H 2.180%, 1/25/46(1)	3,504	3,519
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 1.155%, 7/16/33(1)	4,542	4,521
2003-67, FP (1 month LIBOR + 0.900%) 1.673%, 8/20/33(1)	3,983	4,033
2004-38, FA (1 month LIBOR + 0.400%) 1.105%, 5/16/34(1)	6,105	6,086
2004-106, F (1 month LIBOR + 0.250%) 0.955%, 12/16/34(1)	4,893	4,876
2005-41, FC (1 month LIBOR + 0.300%) 1.073%, 5/20/35(1)	8,481	8,435
2005-84, FA (1 month LIBOR + 0.200%) 0.973%, 11/20/35(1)	5,364	5,257
2009-88, FA (1 month LIBOR + 0.750%) 1.455%, 10/16/39(1)	7,931	7,927
2016-H22, FJ (1 month LIBOR + 0.390%) 2.052%, 10/20/66(1)	3,313	3,307
2017-H13, FJ (1 month LIBOR + 0.200%) 1.862%, 5/20/67(1)	315	315
2017-H24, FJ (1 month LIBOR + 0.250%) 1.912%, 10/20/67(1)	775	774
NCUA Guaranteed Notes Trust
2010-R2, 2A (1 month LIBOR + 0.470%) 1.486%, 11/5/20(1)	1,273	1,273
2010-R3, 1A (1 month LIBOR + 0.560%) 1.576%, 12/8/20(1)	13,929	13,900
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 2.100%, 5/25/27(1)	3,882	3,874
Pool #510083 (PRIME minus 2.650%) 2.100%, 9/25/27(1)	1,296	1,291
Pool #510241 (PRIME minus 2.600%) 2.150%, 10/25/27(1)	4,092	4,090
Pool #510254 (PRIME minus 2.600%) 2.150%, 5/25/28(1)	8,107	8,099
Pool #510228 (PRIME minus 2.500%) 2.250%, 7/25/28(1)	1,261	1,262
Pool #510219 (PRIME minus 2.650%) 2.100%, 11/25/28(1)	3,947	3,935
Pool #510273 (PRIME minus 2.500%) 2.250%, 11/25/28(1)	7,395	7,399
Pool #510256 (PRIME minus 2.600%) 2.150%, 12/25/28(1)	8,610	8,605

See Notes to Schedule of Investments

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #510032 (PRIME minus 2.650%) 2.100%, 6/25/34(1)	$3,614	$3,600
		722,462

Total Mortgage-Backed Securities (Identified Cost $723,029)		722,462

Asset-Backed Security—2.3%
Student Loan—2.3%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 1.075%, 12/7/20(1)	18,693	18,626
Total Asset-Backed Security (Identified Cost $18,693)		18,626

Total Long-Term Investments—90.7% (Identified Cost $741,722)		741,088

	Shares
Short-Term Investment—8.1%
Money Market Mutual Fund—8.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	65,615,275	65,615
Total Short-Term Investment (Identified Cost $65,615)		65,615

TOTAL INVESTMENTS—98.8% (Identified Cost $807,337)		$806,703
Other assets and liabilities, net—1.2%		10,099
NET ASSETS—100.0%		$816,802
Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$18,626	$—	$18,626
Mortgage-Backed Securities	722,462	—	722,462
Money Market Mutual Fund	65,615	65,615	—
Total Investments	$806,703	$65,615	$741,088
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4